DEBT - Borrowings by Nature and Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total debt	€ 2,884,220	€ 3,351,888	€ 2,477,186
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	959,275	1,412,973	903,673
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	1,288,390	1,342,255	1,166,473
Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	428,021	414,633	290,930
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	162,147	126,270	73,047
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	46,387	55,757	€ 43,063
Due within one year
Disclosure of detailed information about borrowings [line items]
Total debt	962,309	1,334,277
Due within one year | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	12,368	459,056
Due within one year | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	669,185	649,173
Due within one year | Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	203,021	143,800
Due within one year | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	31,348	26,491
Due within one year | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	46,387	55,757
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Total debt	1,921,911	2,017,611
Due between one and five years | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt	946,907	953,917
Due between one and five years | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt	619,205	693,082
Due between one and five years | Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt	225,000	270,833
Due between one and five years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	130,799	99,779
Due between one and five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	€ 0	0
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Total debt		3,351,888
Due beyond five years | Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt		1,412,973
Due beyond five years | Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt		1,342,255
Due beyond five years | Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt		414,633
Due beyond five years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt		126,270
Due beyond five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt		€ 55,757